Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

18.   Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934

Lease liabilities - current		831
Lease liabilities - non-current		1,103

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,533	1,533
Acquisitions through business combinations	61	61
Gain on modification	11	—
Depreciation	(1,985)	—
Interest expense	—	115
Payments	—	(2,128)
Derecognition of right-of-use assets/lease liabilities due to sale of subsidiaries	(195)	(186)
Effect of foreign exchange rates	(13)	(142)
Balance at December 31, 2022	1,462	1,187

Lease liabilities - current		743
Lease liabilities - non-current		444

The amounts reflected in the line General and administrative expenses of this consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2022	2021
Expense relating to low-value leases	292	86
Interest expense on lease liabilities	115	90
	407	176

On June 1, 2019 Nexters Global Ltd entered into a new lease agreement for the office spaces with a new owner in Larnaca, Cyprus. On June 1, 2021, the lease was renewed for another two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying in lumpsum for the whole year. As the Group already makes such payments and received the discount for the first year, management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

On February 3, 2021 Nexters Global Ltd acquired two Russian game development studios which had several lease agreements for different floors of the office building in Moscow. As these contracts were entered into at nearly the same time with the same counterparty, the contracts are combined as a single contract. The Company determines the commencement date as February 3, 2021, which is considered to be the acquisition date.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group measures the right-of-use asset at the same amount as the lease liability.

On October 4, 2021 GDEV Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease runs for 3 years with an early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is not reasonably certain.

On December 1, 2021 and October 4, 2022 Nexters Global Ltd entered into new lease agreements for vehicles. As the terms of the contracts were the same and were entered into at the same time with the same counterparty, the contracts are combined as a single contract. The lease runs for 3 years with an early termination option. Management decided to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is reasonably certain.

On January 31, 2022 GDEV Inc. acquired Lightmap Ltd group which had a lease agreement for the office building in Rostov-on-Don. Lightmap LLC was sold. Derecognition of right-of-use assets and lease liabilities is a result of the disposal of all Russian subsidiaries in August of 2022 (see Note 8).

Other than the office leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	2022	2021
Cash outflow for leases	2,013	2,132
Cash outflow for low-value leases	115	90
Total cash outflow for leases	2,128	2,222

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.